Consolidated statements of income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 12,825	$ 13,735	$ 13,966
Cost of revenue (COR)	6,457	6,963	6,474
Gross profit	6,368	6,772	7,492
Research and development (R&D)	1,877	1,715	1,570
Selling, general and administrative (SG&A)	1,804	1,638	1,519
Acquisition charges	450	315	0
Restructuring charges/other	264	112	(111)
Operating profit	1,973	2,992	4,514
Other income (expense) net (OI&E)	47	5	37
Interest and debt expense	85	42	0
Income before income taxes	1,935	2,955	4,551
Provision for income taxes	176	719	1,323
Net income	$ 1,759	$ 2,236	$ 3,228
Earnings per common share:
Basic	$ 1.53	$ 1.91	$ 2.66
Diluted	$ 1.51	$ 1.88	$ 2.62
Average shares outstanding (millions):
Basic	1,132	1,151	1,199
Diluted	1,146	1,171	1,213
Cash dividends declared per share of common stock	$ 0.72	$ 0.56	$ 0.49